Expense Example, No Redemption {- Fidelity Advisor® Biotechnology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Biotechnology Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Biotechnology Fund-Class A
Expense Example, No Redemption:
1 Year	$ 674
3 Years	884
5 Years	1,111
10 Years	1,762
Fidelity Advisor Biotechnology Fund-Class M
Expense Example, No Redemption:
1 Year	480
3 Years	754
5 Years	1,048
10 Years	1,885
Fidelity Advisor Biotechnology Fund-Class C
Expense Example, No Redemption:
1 Year	180
3 Years	557
5 Years	959
10 Years	2,084
Fidelity Advisor Biotechnology Fund-Class I
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	930
Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774